NON-CONTROLLING INTEREST	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
NON-CONTROLLING INTEREST
NON-CONTROLLING INTEREST

NOTE 10 - NON-CONTROLLING INTEREST

AAT membership unit adjustment

On May 12, 2021, on further advice of counsel and in good faith, the Company returned 3,600,000 membership units of American Aviation Technologies, LLC to a former shareholder, which was his consideration provided in the Share Exchange between American Aviation Technologies, LLC and Xeriant, Inc. As a result, this former shareholder was restored to his original shareholding position in American Aviation Technologies, LLC.

AAT Subsidiary

On May 12, 2021, the Company’s position in American Aviation Technologies, LLC was reduced to 64%, and therefore the subsidiary is now classified as majority owned.

NOTE 11 - NON-CONTROLLING INTEREST

AAT membership unit adjustment

On May 12, 2021, on further advice of counsel and in good faith, the Company returned 3,600,000 membership units of American Aviation Technologies, LLC to a former shareholder, which was his consideration provided in the Share Exchange between American Aviation Technologies, LLC and Xeriant, Inc. As a result, this former shareholder was restored to his original shareholding position in American Aviation Technologies, LLC.

AAT Subsidiary

On May 12, 2021, the Company’s position in American Aviation Technologies, LLC was reduced to 64%, and therefore the subsidiary is now classified as majority owned.

Stock Options

In connection with certain advisory board compensation agreements, the Company issued an aggregate 21,250,000 options at an exercise price of $0.12 per share for the year ended June 30, 2022. These options vest quarterly over twenty-four months and have a term of three years. The grant date fair value was $3,964,207. The Company recorded compensation expense in the amount of $3,248,181 for these options for the year ended June 30, 2022. As of June 30, 2022, there was $702,166 of total unrecognized compensation cost related to non-vested portion of options granted.

As of June 30, 2022, there are 21,250,000 options outstanding, of which 9,375,000 are exercisable. The weighted average remaining term is 2.1 years.

A summary of the Company’s stock options activity is as follows:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at June 30, 2021	-	$-
Granted	21,250,000	0.12
Exercised	-	-
Canceled	-	-
Outstanding at June 30, 2022	21,250,000	$0.12	2.1	$-
Exercisable at June 30, 2022	9,375,000	$0.12	2.1	$-

Significant inputs and results arising from the Black-Scholes process are as follows for the options:

Quoted market price on valuation date	$0.169 - $0.23
Exercise prices	$0.12
Range of expected term	1.55 Years – 2.49 Years
Range of market volatility:
Range of equivalent volatility	215.12% - 275.73%
Range of interest rates	0.20% - 0.47%

Warrants

As of June 30, 2022 and June 30, 2021, the Company had 55,512,161 and 8,848,333 warrants outstanding, respectively. The warrants were issued in connection with the Convertible Notes (See Note 6). The warrants have a term of two to five years and an exercise price range from $0.1187 to $.025. The Company evaluated the warrants under ASC 815 Derivatives and Hedging (“ASC 815”) and determined that they did not require liability classification. The warrants were recorded in additional paid-in capital under their aggregate relative fair value of $2,777,081. During the year ended June 30, 2022, holders of warrants exercised warrants for 4,305,000 shares of common stock for aggregate proceeds of $128,550. As of June 30, 2022, the weighted average remaining useful life of the warrants was 4.0.

A summary of the Company’s stock warrants activity is as follows:

	Number of Warrants	Weighted- Average Exercise Price	Weighted- Average Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at June 30, 2021	8,848,333	$0.03	0.94	-
Granted	50,968,828	0.1187	4.6	-
Exercised	(4,305,000)	-
Canceled	-	-
Outstanding at June 30, 2022	55,512,161	$0.111	4.0	$-
Vested and expected to vest at June 30, 2022	55,512,161	$0.111	4.0	$-
Exercisable at June 30, 2022	55,512,161	$0.111	4.0	$-